Mineral Properties and Exploration and Evaluation Assets (Northwest Nevada Initiative Property) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Plant and Equipment [abstract]
Balance at December 31	$ 133,664
Reclassifications	194	$ 1,701
Less: write-off		202
Balance at December 31	$ 192,200	$ 133,664